United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/13

Date of Reporting Period: Quarter ended 09/30/13

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.9%
		Basic Industry - Chemicals—2.7%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$15,799
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	670,500
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	280,380
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	124,837
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	93,449
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	182,479
		TOTAL	1,367,444
		Basic Industry - Metals & Mining—8.9%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	268,560
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	148,565
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	134,312
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	198,156
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	181,420
130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	109,812
90,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	92,925
85,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	88,825
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	616,500
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	286,750
500,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.50%, 5/1/2018	477,383
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	39,284
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	157,065
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	128,050
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	202,438
310,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	283,516
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	211,032
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	232,662
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	220,103
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	245,795
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	107,898
		TOTAL	4,431,051
		Basic Industry - Paper—1.7%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	302,057
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	137,469
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	144,555
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	122,122
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	122,115
		TOTAL	828,318
		Capital Goods - Aerospace & Defense—0.4%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	97,250
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	83,734
		TOTAL	180,984
		Capital Goods - Building Materials—1.1%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	273,650
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	33,975

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$230,511
		TOTAL	538,136
		Capital Goods - Construction Machinery—0.3%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,575
		Capital Goods - Diversified Manufacturing—0.9%
100,000		Harsco Corp., 5.75%, 5/15/2018	106,612
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	209,419
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	121,550
		TOTAL	437,581
		Capital Goods - Packaging—0.9%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	62,637
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	116,539
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,548
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	231,270
		TOTAL	452,994
		Communications - Media & Cable—3.7%
225,000		Comcast Corp., 7.05%, 3/15/2033	278,465
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	222,528
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	242,699
360,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	343,202
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	32,900
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	84,104
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	486,846
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	58,902
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	108,854
		TOTAL	1,858,500
		Communications - Media Noncable—3.2%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	116,253
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	196,668
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	67,720
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	108,728
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	396,778
30,000	[1,2]	News America, Inc., Sr. Unsecd. Note, Series 144A, 4.00%, 10/1/2023	30,106
155,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	148,991
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	183,671
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	106,295
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	256,269
		TOTAL	1,611,479
		Communications - Telecom Wireless—0.5%
70,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	68,683
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	176,425
		TOTAL	245,108
		Communications - Telecom Wirelines—6.5%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	312,750
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	434,075
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	250,000
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	119,586
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	268,894
425,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	436,389

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	$42,651
1,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,396,646
		TOTAL	3,260,991
		Consumer Cyclical - Automotive—3.8%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	62,469
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	358,272
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	198,666
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	470,453
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	274,495
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	252,429
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	203,675
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	105,573
		TOTAL	1,926,032
		Consumer Cyclical - Entertainment—1.3%
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	480,835
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	97,443
70,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	69,790
		TOTAL	648,068
		Consumer Cyclical - Lodging—1.4%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	261,250
150,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	140,520
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	276,352
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	21,644
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,108
		TOTAL	700,874
		Consumer Cyclical - Retailers—0.2%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	78,979
		Consumer Non-Cyclical - Food/Beverage—2.9%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	82,600
60,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	69,731
170,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	159,422
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	100,507
120,000		Kellogg Co., 1.75%, 5/17/2017	120,589
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	231,356
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	353,272
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	182,140
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	171,623
		TOTAL	1,471,240
		Consumer Non-Cyclical - Health Care—0.2%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,143
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	39,061
		TOTAL	79,204
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,237
		Consumer Non-Cyclical - Tobacco—0.8%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	185,146
200,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	210,956
		TOTAL	396,102

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—4.8%
$50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	$52,062
1,665,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,789,875
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	267,600
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	97,797
175,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	163,590
21,500	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	22,037
		TOTAL	2,392,961
		Energy - Integrated—3.8%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	257,891
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	246,467
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	116,550
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	103,490
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	462,584
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	709,490
		TOTAL	1,896,472
		Energy - Oil Field Services—1.8%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	36,636
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	100,714
200,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	203,637
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	95,031
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	103,173
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	51,125
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	159,539
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	158,488
		TOTAL	908,343
		Energy - Refining—1.2%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	163,602
350,000		Valero Energy Corp., 9.375%, 3/15/2019	454,043
		TOTAL	617,645
		Financial Institution - Banking—7.5%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	216,108
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	376,638
125,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	123,081
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	379,316
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	178,541
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	291,175
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	327,293
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	386,172
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	533,231
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	121,401
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	47,476
30,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	27,272
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	81,065
150,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	174,349
175,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	163,614
250,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	244,521
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	60,390
		TOTAL	3,731,643

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—2.9%
$190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	$199,155
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	9,719
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,308
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	167,785
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	69,467
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	278,543
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	218,148
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	521,673
		TOTAL	1,466,798
		Financial Institution - Finance Noncaptive—0.8%
250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	244,739
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	102,500
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	76,156
		TOTAL	423,395
		Financial Institution - Insurance - Life—5.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	90,862
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	255,827
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	678,805
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	131,615
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	142,695
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	139,377
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	233,037
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	148,000
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	64,708
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	186,005
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	734,521
		TOTAL	2,805,452
		Financial Institution - Insurance - P&C—2.9%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	577,619
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	61,023
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	82,164
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	63,773
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	321,237
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	53,770
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	271,890
		TOTAL	1,431,476
		Financial Institution - REITs—3.7%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	94,141
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	60,425
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	67,457
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	230,684
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	363,374
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	261,578
200,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	187,900
200,000		Liberty Property LP, 6.625%, 10/1/2017	230,193
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	93,148
73,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	86,201
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	127,821

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	$72,505
		TOTAL	1,875,427
		Technology—3.4%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	111,628
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	48,677
100,000		BMC Software, Inc., 7.25%, 6/1/2018	106,000
150,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	135,254
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	373,536
250,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	246,030
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	99,522
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	134,149
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	217,858
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,956
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	174,522
		TOTAL	1,728,132
		Transportation - Airlines—0.7%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	85,247
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	243,018
		TOTAL	328,265
		Transportation - Railroads—1.6%
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	192,940
100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	102,042
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	209,803
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	121,447
55,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	50,698
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	105,862
		TOTAL	782,792
		Transportation - Services—1.8%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	335,988
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	440,062
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	104,691
		TOTAL	880,741
		Utility - Electric—5.3%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	87,681
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	241,706
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	76,824
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	117,182
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	64,790
300,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	335,412
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	102,440
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	158,944
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	103,298
150,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	171,651
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	243,443
35,710	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	38,234
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	275,125
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	47,897
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	217,998
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	36,302

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	$87,383
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	256,583
		TOTAL	2,662,893
		Utility - Natural Gas Distributor—0.6%
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	44,196
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	96,327
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	95,278
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	85,250
		TOTAL	321,051
		Utility - Natural Gas Pipelines—4.0%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	78,045
400,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	407,464
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	222,370
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	328,262
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	402,345
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	262,946
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	182,141
120,000		Williams Partners LP, 5.25%, 3/15/2020	129,606
		TOTAL	2,013,179
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,929,134)	46,951,562
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
180,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $180,000)	145,244
		FOREIGN GOVERNMENTS/AGENCIES—4.3%
		Sovereign—4.3%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	644,250
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	223,700
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	258,125
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	329,250
190,000		Peru, Government of, 6.55%, 3/14/2037	224,675
206,000		United Mexican States, 6.75%, 9/27/2034	244,110
210,000		United Mexican States, Note, 5.625%, 1/15/2017	234,360
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,055,895)	2,158,470
		U.S. TREASURY—0.8%
		U.S. Treasury Notes—0.8%
400,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $394,686)	402,792
		Investment CompanY—0.9%
468,945	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	468,945
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $49,028,660)[5]	50,127,013
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(116,343)
		TOTAL NET ASSETS—100%	$50,010,670

At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Bonds 30-Year Short Futures	7	$933,625	December 2013	$(20,797)
7U.S. Treasury Notes 5-Year Short Futures	17	$2,057,797	December 2013	$(15,905)
7U.S. Treasury Notes 10-Year Short Futures	25	$3,159,766	December 2013	$(41,291)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(77,993)
The average notional value of short futures contracts held by the Fund throughout the period was $3,995,816. This is based on amounts held as of each month-end throughout the nine-month fiscal period. Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $6,884,568, which represented 13.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $6,884,568, which represented 13.8% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At September 30, 2013, the cost of investments for federal tax purposes was $49,028,660. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,098,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,254,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,156,217.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$46,951,562	$—	$46,951,562
Municipal Bond	—	145,244	—	145,244
Foreign Governments/Agencies	—	2,158,470	—	2,158,470
U.S. Treasury	—	402,792	—	402,792
Investment Company	468,945	—	—	468,945
TOTAL SECURITIES	$468,945	$49,658,068	$—	$50,127,013
OTHER FINANCIAL INSTRUMENTS*	$(77,993)	$—	$—	$(77,993)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2013 (unaudited)
Shares		Value
	Investment CompanY—100.1%
3,230,795	High Yield Bond Portfolio	$21,258,629
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $21,497,653)[1]	21,258,629
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(15,299)
	TOTAL NET ASSETS—100%	$21,243,330
1	At September 30, 2013, the cost of investments for federal tax purposes was $21,497,653. The net unrealized depreciation of investments for federal tax purposes was $239,024. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $239,024.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2013 (unaudited)
Shares or Principal Amount		Value
	Investment Company—99.8%
5,222,043	Federated Mortgage Core Portfolio (IDENTIFIED COST $52,365,500)	$51,228,244
	Repurchase Agreement—0.2%
$132,000	Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412. (AT COST)	132,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $52,497,500)[1]	51,360,244
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[2]	(25,430)
	TOTAL NET ASSETS—100%	$51,334,814
1	At September 30, 2013, the cost of investments for federal tax purposes was $52,497,500. The net unrealized depreciation of investments for federal tax purposes was $1,137,256. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,137,256.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$51,228,244	$—	$—	$51,228,244
Repurchase Agreement	—	132,000	—	132,000
TOTAL SECURITIES	$51,228,244	$132,000	$—	$51,360,244
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013